/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending February 29, 2000

MFS Multimarket Income Trust
Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
2/3/00       Shares of        10,700          5.875            7.04    Paine
             Beneficial                                                Webber
             Interest
2/3/00       Shares of        200,000         5.9375           7.04    Paine
             Beneficial                                                Webber
             Interest
2/7/00       Shares of        40,000          5.9375           7.04    Paine
             Beneficial                                                Webber
             Interest
2/8/00       Shares of        2,900           5.9375           7.06    Paine
             Beneficial                                                Webber
             Interest
2/9/00       Shares of        24,200          5.9375           7.05    Paine
             Beneficial                                                Webber
             Interest
2/9/00       Shares of        72,000          6.000            7.05    Paine
             Beneficial                                                Webber
             Interest
2/10/00      Shares of        50,000          6.000            7.05    Paine
             Beneficial                                                Webber
             Interest
2/11/00      Shares of        14,600          5.9375           7.00    Paine
             Beneficial                                                Webber
             Interest
2/11/00      Shares of        50,000          6.000            7.00    Paine
             Beneficial                                                Webber
             Interest
2/14/00      Shares of        60,000          6.000            7.03    Paine
             Beneficial                                                Webber
             Interest
2/15/00      Shares of        35,000          6.000            7.04    Paine
             Beneficial                                                Webber
             Interest
2/16/00      Shares of        35,000          6.000            7.03    Paine
             Beneficial                                                Webber
             Interest
2/17/00      Shares of        40,000          6.000            7.04    Paine
             Beneficial                                                Webber
             Interest
2/22/00      Shares of        35,000          6.000            7.08    Paine
             Beneficial                                                Webber
             Interest
2/23/00      Shares of        30,400          6.000            7.06    Paine
             Beneficial                                                Webber
             Interest
2/23/00      Shares of        69,600          6.000            7.06    Paine
             Beneficial                                                Webber
             Interest
2/24/00      Shares of        35,000          6.000            7.08    Paine
             Beneficial                                                Webber
             Interest
2/25/00      Shares of        16,300          5.9617           7.07    Paine
             Beneficial                                                Webber
             Interest
2/28/00      Shares of        7,600           6.000            7.05    Paine
             Beneficial                                                Webber
             Interest
2/28/00      Shares of        160,000         6.0625           7.05    Paine
             Beneficial                                                Webber
             Interest
2/29/00      Shares of        35,000          6.0625           7.06    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased:  1,023,300
Remarks: None.

MFS Multimarket Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer